9. Trade receivables (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade Receivables Details Narrative
Wholesale losses	R$ 203,496	R$ 328,699	R$ 273,006